LEGG MASON ETF INVESTMENT TRUST

SUPPLEMENT DATED NOVEMBER 1, 2019

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED MARCH 31, 2019, OF

CLEARBRIDGE DIVIDEND STRATEGY ESG ETF (THE “FUND”)

1a.	The section titled “Management – Portfolio managers” in the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Portfolio managers: Peter Vanderlee (a Managing Director and Portfolio Manager of ClearBridge), Michael Clarfeld (a Managing Director and Portfolio Manager of ClearBridge), Mary Jane McQuillen (a Managing Director, Portfolio Manager and the Head of Environmental, Social and Governance Investment of ClearBridge), Scott Glasser (Co-Chief Investment Officer, a Managing Director and Portfolio Manager of ClearBridge) and John Baldi (Managing Director and a Portfolio Manager of ClearBridge). Mr. Vanderlee, Mr. Clarfeld and Ms. McQuillen have been portfolio managers for the fund since 2017. Mr. Glasser has been a portfolio manager of the fund since 2018. Mr. Baldi has been a portfolio manager for the Fund since April 2019.

1b.	The section titled “More on fund management – Portfolio managers” in the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Peter Vanderlee, Michael Clarfeld and Mary Jane McQuillen have been portfolio managers for the fund since 2017. Scott Glasser has been a portfolio manager of the fund since 2018. John Baldi has been a portfolio manager of the fund since April 2019. Mr. Vanderlee, Mr. Clarfeld, Ms. McQuillen, Mr. Glasser and Mr. Baldi are primarily responsible for overseeing the day-to-day operation of the fund and have the ultimate authority to make portfolio decisions.

Mr. Vanderlee is a Managing Director and Portfolio Manager of ClearBridge and has 19 years of industry experience. He joined the subadviser or its predecessor in 2005. Previously, he was with Citigroup Global Markets Inc. (“CGMI”) since 1999.

Mr. Clarfeld is a Managing Director and Portfolio Manager of ClearBridge and has 18 years of industry experience. He has been with ClearBridge since 2006. Prior to joining ClearBridge, Mr. Clarfeld was an equity analyst with Hygrove Partners, LLC and a financial analyst with Goldman Sachs.

Ms. McQuillen is a Managing Director, Portfolio Manager and the Head of Environmental, Social and Governance Investment of ClearBridge. Ms. McQuillen joined the subadviser or its predecessor in 1996 and has since focused on the ESG strategies at the subadviser. Ms. McQuillen has 22 years of investment industry experience.

Mr. Glasser is Co-Chief Investment Officer, a Managing Director and Portfolio Manager of ClearBridge and has 28 years of industry experience. He joined the subadviser or its predecessor in 1993.

Mr. Baldi is a Managing Director and a Portfolio Manager of ClearBridge and has 21 years of industry experience. He joined ClearBridge or its predecessor in 2004.

The SAI provides information about the compensation of the portfolio managers, other accounts managed by the portfolio managers and any fund shares held by the portfolio managers.

1c.

The table related to the Fund in the section of the Fund’s Statement of Additional Information titled “Investment Management and Other Service Provider Information – Portfolio Managers – Other Accounts Managed by the Portfolio Managers” is deleted in its entirety and replaced with the following:

Information is provided as of November 30, 2018, except that Mr. Baldi’s information is provided as of September 30, 2019.

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed (billions)($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance Based (billions) ($)
Dividend Strategy ESG ETF
Michael Clarfeld	Registered investment companies	7	11.2	0	0
	Other pooled investment vehicles	2	0.3	0	0
	Other accounts	34,796	10.8	0	0

Peter Vanderlee	Registered investment companies	8	11.9	0	0
	Other pooled investment vehicles	6	1.1	0	0
	Other accounts	36,679	11.3	0	0

Mary Jane McQuillen	Registered investment companies	2	0.02	0	0
	Other pooled investment vehicles	2	0.3	0	0
	Other accounts	12,592	3.9	0	0

Scott Glasser	Registered investment companies	6	15.2	0	0
	Other pooled investment vehicles	2	0.3	0	0
	Other accounts	41,593	13.3	0	0

John Baldi	Registered investment companies	3	9.4	0	0
	Other pooled investment vehicles	1	0.04	0	0
	Other accounts	38,889	12.5	0	0

1d.

The table related to the Fund in the section of the Fund’s Statement of Additional Information titled “Investment Management and Other Service Provider Information – Portfolio Managers – Portfolio Manager Securities Ownership” is deleted in its entirety and replaced with the following:

All information is provided as of November 30, 2018, except that Mr. Baldi’s information is provided as of September 30, 2019.

Portfolio Manager	Dollar Range of Ownership of Securities ($)
Michael Clarfeld	10,001-50,000
Peter Vanderlee	1-10,000
Scott Glasser	10,001-50,000
Mary Jane McQuillen	None
John Baldi	1-10,000

Please retain this supplement for future reference.

ETFF561551

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